Risk Management - Summary of Credit Quality and Carrying Value of Commercial Mortgages and Private Placements (Detail) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Commercial mortgages [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	$ 32,654	$ 31,099
Commercial mortgages [Member] | Retail [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	8,762	8,798
Commercial mortgages [Member] | Office [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	9,073	8,734
Commercial mortgages [Member] | Multi-family residential [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	7,367	6,996
Commercial mortgages [Member] | Industrial [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	4,720	3,559
Commercial mortgages [Member] | Other [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	2,732	3,012
Agricultural mortgages [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	359	361
Private placements [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	47,057	42,842
Commercial mortgages and private placements [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	80,070	74,302
AAA [Member] | Commercial mortgages [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	967	985
AAA [Member] | Commercial mortgages [Member] | Retail [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	113	113
AAA [Member] | Commercial mortgages [Member] | Office [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	102	56
AAA [Member] | Commercial mortgages [Member] | Multi-family residential [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	500	557
AAA [Member] | Commercial mortgages [Member] | Industrial [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	72	47
AAA [Member] | Commercial mortgages [Member] | Other [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	180	212
AAA [Member] | Private placements [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	904	976
AAA [Member] | Commercial mortgages and private placements [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	1,871	1,961
AA [Member] | Commercial mortgages [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	7,118	5,851
AA [Member] | Commercial mortgages [Member] | Retail [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	1,526	1,340
AA [Member] | Commercial mortgages [Member] | Office [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	1,460	1,256
AA [Member] | Commercial mortgages [Member] | Multi-family residential [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	2,213	1,869
AA [Member] | Commercial mortgages [Member] | Industrial [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	929	376
AA [Member] | Commercial mortgages [Member] | Other [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	990	1,010
AA [Member] | Private placements [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	6,991	5,720
AA [Member] | Commercial mortgages and private placements [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	14,109	11,571
A [Member] | Commercial mortgages [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	18,683	18,549
A [Member] | Commercial mortgages [Member] | Retail [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	4,872	5,179
A [Member] | Commercial mortgages [Member] | Office [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	5,950	6,004
A [Member] | Commercial mortgages [Member] | Multi-family residential [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	3,751	3,771
A [Member] | Commercial mortgages [Member] | Industrial [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	3,312	2,808
A [Member] | Commercial mortgages [Member] | Other [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	798	787
A [Member] | Agricultural mortgages [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	119	119
A [Member] | Private placements [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	16,534	16,147
A [Member] | Commercial mortgages and private placements [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	35,336	34,815
BBB [Member] | Commercial mortgages [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	5,589	5,278
BBB [Member] | Commercial mortgages [Member] | Retail [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	2,055	1,936
BBB [Member] | Commercial mortgages [Member] | Office [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	1,471	1,291
BBB [Member] | Commercial mortgages [Member] | Multi-family residential [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	892	767
BBB [Member] | Commercial mortgages [Member] | Industrial [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	407	328
BBB [Member] | Commercial mortgages [Member] | Other [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	764	956
BBB [Member] | Agricultural mortgages [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	240	242
BBB [Member] | Private placements [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	17,176	16,220
BBB [Member] | Commercial mortgages and private placements [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	23,005	21,740
BB [Member] | Commercial mortgages [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	262	394
BB [Member] | Commercial mortgages [Member] | Retail [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	194	228
BB [Member] | Commercial mortgages [Member] | Office [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	57	87
BB [Member] | Commercial mortgages [Member] | Multi-family residential [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	11	32
BB [Member] | Commercial mortgages [Member] | Industrial [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value		0
BB [Member] | Commercial mortgages [Member] | Other [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value		47
BB [Member] | Agricultural mortgages [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value		0
BB [Member] | Private placements [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	1,105	1,161
BB [Member] | Commercial mortgages and private placements [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	1,367	1,555
B and lower [Member] | Commercial mortgages [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	35	42
B and lower [Member] | Commercial mortgages [Member] | Retail [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	2	2
B and lower [Member] | Commercial mortgages [Member] | Office [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	33	40
B and lower [Member] | Commercial mortgages [Member] | Other [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value		0
B and lower [Member] | Private placements [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	4,347	2,618
B and lower [Member] | Commercial mortgages and private placements [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	$ 4,382	$ 2,660